October 2014
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Ann Kelly
Account Administrator
312-332-7459
ann.kelly1@usbank.com
www.usbank.com/abs
190 S. LaSalle St. 7th Fl.
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Archetype Mortgage Funding I LLC
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
Jefferies LoanCore LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
Rialto Capital Advisors, LLC
Operating Advisor:
Pentalpha Surveillance LLC
Rating Agency:
Fitch, Inc.
Rating Agency:
Kroll Bond Rating Agency, Inc.
Rating Agency:
Moody's Investors Service, Inc.,
Payment Date:
Oct 10, 2014
Prior Payment:
Sep 12, 2014
Next Payment:
Nov 13, 2014
Record Date:
Sep 30, 2014
Determination Date:
Oct 6, 2014
First Payment Date:
Dec 12, 2012
Closing Date:
Nov 29, 2012
Cut-off Date:
Final Distribution Date:
Nov 10, 2045
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust Services ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S.
Bank has not independently verified information received from any such third party.
Statement to Certificateholders Page 1
Historical Delinquency & Liquidation Summary Page 16
REO Status Report Page 18
Historical Liquidation Loss Loan Detail Page 19
Interest Shortfall Reconciliation Page 20
Appraisal Reduction Report Page 21
Loan Level Detail Page 22
Historical Loan Modification Report Page 24
Material Breaches and Document Defects Page 25
Mortgage Loan Characteristics Page 26
October 2014
GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
Pass-Thru
Original
Beginning
Principal
Interest
Total
Realized
Ending
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1 0.66200% 72,318,000.00 46,569,898.55 1,359,245.28 25,691.06 1,384,936.34 0.00 45,210,653.27
A-2 1.76200% 202,504,000.00 202,504,000.00 0.00 297,343.37 297,343.37 0.00 202,504,000.00
A-3 2.77300% 607,410,000.00 607,410,000.00 0.00 1,403,623.28 1,403,623.28 0.00 607,410,000.00
A-AB 2.36800% 90,017,000.00 90,017,000.00 0.00 177,633.55 177,633.55 0.00 90,017,000.00
X-A 2.36604% 1,083,364,000.00 1,057,615,898.55 0.00 2,085,297.46 2,085,297.46 0.00 1,056,256,653.27
X-B 0.40363% 305,564,224.00 305,564,224.00 0.00 102,779.31 102,779.31 0.00 305,564,224.00
A-S 3.12400% 111,115,000.00 111,115,000.00 0.00 289,269.38 289,269.38 0.00 111,115,000.00
B 3.74700% 90,280,000.00 90,280,000.00 0.00 281,899.30 281,899.30 0.00 90,280,000.00
C 4.44800% 57,293,000.00 57,293,000.00 0.00 212,366.05 212,366.05 0.00 57,293,000.00
D 4.85491% 57,293,000.00 57,293,000.00 0.00 231,793.62 231,793.62 0.00 57,293,000.00
E 4.85491% 27,779,000.00 27,779,000.00 0.00 112,387.11 112,387.11 0.00 27,779,000.00
F 4.85491% 22,570,000.00 22,570,000.00 0.00 91,312.76 91,312.76 0.00 22,570,000.00
G 4.85491% 50,349,224.00 50,349,224.00 0.00 203,700.78 203,700.78 0.00 50,349,224.00
R 0.00000% 0.00 0.00 0.00 0.00 0.00 0.00 0.00
Totals:
1,388,928,224.00 1,363,180,122.55 1,359,245.28 5,515,097.04 6,874,342.32 0.00 1,361,820,877.27
PAYMENT DETAIL

October 2014
GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1 36192PAC0 0.64395999 18.79539368 0.35525126 19.15064494 0.00000000 0.62516460
A-2 36192PAF3 1.00000000 0.00000000 1.46833333 1.46833333 0.00000000 1.00000000
A-3 36192PAJ5 1.00000000 0.00000000 2.31083333 2.31083333 0.00000000 1.00000000
A-AB 36192PAM8 1.00000000 0.00000000 1.97333333 1.97333333 0.00000000 1.00000000
X-A 36192PAQ9 0.97623319 0.00000000 1.92483548 1.92483548 0.00000000 0.97497854
X-B 36192PAA4 1.00000000 0.00000000 0.33635910 0.33635910 0.00000000 1.00000000
A-S 36192PAT3 1.00000000 0.00000000 2.60333333 2.60333333 0.00000000 1.00000000
B 36192PAD8 1.00000000 0.00000000 3.12250000 3.12250000 0.00000000 1.00000000
C 36192PAG1 1.00000000 0.00000000 3.70666667 3.70666667 0.00000000 1.00000000
D 36192PAK2 1.00000000 0.00000000 4.04575811 4.04575811 0.00000000 1.00000000
E 36192PAN6 1.00000000 0.00000000 4.04575811 4.04575811 0.00000000 1.00000000
F 36192PAR7 1.00000000 0.00000000 4.04575811 4.04575811 0.00000000 1.00000000
G 36192PAU0 1.00000000 0.00000000 4.04575811 4.04575811 0.00000000 1.00000000
R 36192PAW6 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
FACTOR DETAIL

October 2014
GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
Beginning
Scheduled
Unscheduled
Realized
Ending
Cumulative
Class
Balance
Principal
Principal
Loss
Balance
Loss
A-1 46,569,898.55 1,359,245.28 0.00 0.00 45,210,653.27 0.00
A-2 202,504,000.00 0.00 0.00 0.00 202,504,000.00 0.00
A-3 607,410,000.00 0.00 0.00 0.00 607,410,000.00 0.00
A-AB 90,017,000.00 0.00 0.00 0.00 90,017,000.00 0.00
A-S 111,115,000.00 0.00 0.00 0.00 111,115,000.00 0.00
B 90,280,000.00 0.00 0.00 0.00 90,280,000.00 0.00
C 57,293,000.00 0.00 0.00 0.00 57,293,000.00 0.00
D 57,293,000.00 0.00 0.00 0.00 57,293,000.00 0.00
E 27,779,000.00 0.00 0.00 0.00 27,779,000.00 0.00
F 22,570,000.00 0.00 0.00 0.00 22,570,000.00 0.00
G 50,349,224.00 0.00 0.00 0.00 50,349,224.00 0.00
Totals:
1,363,180,122.55 1,359,245.28 0.00 0.00 1,361,820,877.27 0.00
PRINCIPAL DETAIL

October 2014
GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Interest
Class
Interest
Shortfall
Adjustment
Shortfall
Charges
Amount
Shortfall
A-1 25,691.06 0.00 0.00 0.00 0.00 25,691.06 0.00
A-2 297,343.37 0.00 0.00 0.00 0.00 297,343.37 0.00
A-3 1,403,623.28 0.00 0.00 0.00 0.00 1,403,623.28 0.00
A-AB 177,633.55 0.00 0.00 0.00 0.00 177,633.55 0.00
X-A 2,085,297.46 0.00 0.00 0.00 0.00 2,085,297.46 0.00
X-B 102,779.31 0.00 0.00 0.00 0.00 102,779.31 0.00
A-S 289,269.38 0.00 0.00 0.00 0.00 289,269.38 0.00
B 281,899.30 0.00 0.00 0.00 0.00 281,899.30 0.00
C 212,366.05 0.00 0.00 0.00 0.00 212,366.05 0.00
D 231,793.62 0.00 0.00 0.00 0.00 231,793.62 0.00
E 112,387.11 0.00 0.00 0.00 0.00 112,387.11 0.00
F 91,312.76 0.00 0.00 0.00 0.00 91,312.76 0.00
G 203,700.78 0.00 0.00 0.00 0.00 203,700.78 0.00
R 0.00 0.00 0.00 0.00 0.00 0.00 0.00
Totals:
5,515,097.04 0.00 0.00 0.00 0.00 5,515,097.04 0.00
INTEREST DETAIL

GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
October 2014
Interest
Fees
Scheduled Interest
5,545,528.71
Master Servicing Fee
27,659.85
Interest Adjustments
0.00
Special Servicing Fee
0.00
Deferred Interest
0.00
Trustee/Certificate Administrator Fee
1,363.19
Net Prepayment Shortfall
0.00
Operating Advisor Fee
1,408.64
Net Prepayment Interest Excess
0.00
Other/Miscellaneous Fee
0.00
Interest Reserve Deposit/(Withdrawal)
0.00
Fee Distributions
30,431.68
Interest Collections
5,545,528.71
Principal
Scheduled Principal
1,359,245.28
Unscheduled Principal
0.00
Other Expenses of the Trust
Principal Adjustments
0.00
Reimbursed for Interest on Advances
0.00
Principal Collections
1,359,245.28
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Other Expenses of the Trust
0.00
Other
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
5,515,097.04
Principal Distribution
1,359,245.28
Prepayment Premium
0.00
Available Distribution Amount
6,874,342.32
Total Collections
6,904,773.99
Total Distributions
6,904,774.00
RECONCILIATION OF FUNDS
Funds Collection
Funds Distribution

GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
October 2014
P&I Advances
Controlling Class:
Current
Outstanding
Class G
Advance
Advance
Controlling Class Representative:
Principal
0.00 804,723.29 RREF CMBS AIV, LP
Interest
0.00 3,375,223.26
Total
0.00 4,179,946.55
Aggregate Realized Losses during Related Collection Period
0.00
Agg Add'l Trust Fund Expenses during Related Collection Period
0.00
Disclosable Special Servicer Fees
Special Servicer/Affiliates
0.00
0.00
0.00
0.00
Total
0.00
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator's Website and each Certificateholder and Beneficial Owner may register to receive email notifications when such notices are posted; provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.
MISCELLANEOUS DETAIL

GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
October 2014
Rule 15Ga-1
Most Recent
Loan ID
Asset Name
Asset Originator
Ending Balance
Appraisal
Form ABS-15G - Reference
Mortgage Loan Seller
ABS-15G file Reference
SEC Central Index Key (if applicable)
Goldman Sachs Mortgage Company
8/14/2014
0001541502
Citigroup Global Markets Realty Corp.
2/14/2014
0001541001
Starwood Mortgage Capital LLC
1/21/2014
0001548405
Jefferies LoanCore LLC
2/11/2014
0001555524
Repurchase/Replacement
Status
ADDITIONAL LOAN DETAIL

October 2014
GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
Serviced Whole
Outstanding
Beginning Stated
Ending Stated % of Cut-Off Prin
Loan
P&I Advances
Whole Loan
Principal Balance Principal Balance
Bal Remaining
Totals:
Totals:
ADDITIONAL LOAN DETAIL
Percentage Of Cut-Off Principal Balance Outstanding
P&I Advances With Respect To Each Serviced Whole Loan
Stated Principal Balance With Respect To Each Whole Loan And

GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
October 2014
Count
Balance
Count
Balance
Totals:
Totals:
ADDITIONAL LOAN DETAIL
(Foreclosure Proceedings Commenced)
Specially Serviced Loans That Are Not Delinquent
Current But Not Specially Serviced Loans

GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
October 2014
Stated Principal
Amount of Any Portion Included
Count
Balance
Loan ID
Liq Proceeds
in Avail Funds
Totals:
Totals:
ADDITIONAL LOAN DETAIL
Is Subject Or Is Expected To Be Subject To Bankruptcy Proceeding
Liquidated Or Disposed During Related Collection Period
Mortgage Loans As To Which Related Mortgagor
Mortgage Loan Repurchased, Substituted For Or Otherwise

October 2014
GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
Current Principal
Unpaid Principal
Most Recent
Date Appraisal
Loan ID
Balance
Balance
Appraisal Value
Performed
Totals:
REO ADDITIONAL DETAIL
Mortgage Property That Became REO Property During Related Prepayment Period

October 2014
GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
Income Collected
Other Amounts
Portion Included in
Most Recent
Date Appraisal
Loan ID
Book Value (Net of Related Expenses)
Received
Available Funds
Appraised Value
Performed
Totals:
REO ADDITIONAL DETAIL
REO Property Included In Trust Fund As Of Last Day Of Related Prepayment Period

October 2014
GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
Liq Proceeds
Portion of Liq
Balance
Realized Loss on
and Other
Proceeds in
of Excess Liq
Loan ID
Mortgage Loan
Amounts Rec'd
Available Funds
Proceeds Acct
Totals:
REO ADDITIONAL DETAIL
REO Property Sold Or Disposed During Related Prepayment Period

October 2014
GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
Effective
Original/
Beg Sched
Current
Current
Distribution
Modified
Interest
Bal as of
Sched
Actual
Maturity
Date
Loan ID
Group
Amounts:
Rate
P&I
Fees
Penalties Eff. Due Prd
Balance
Balance
Date
Delinquency Loan Status
Totals:
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL

GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
October 2014
Curr Beg Sch
Aggregate
Prior
Amt Covered Int (Shortage)/
Mod Adj/ Addt'l (Recov)
Real'd Loss
Recov of (Recov)/Real'd
Distribution
Bal of Loan Realized Loss
Real'd Loss
by OC/other Excess Appl'd
Appraisal
Exp Appl'd Appl'd to Cert
Real'd Loss Loss Appl'd to
Date
Loan ID
at Liquidation
on Loans Appl'd to Cert Credit Support to Real'd Loss Reduction Adj to Real'd Loss
to Date Paid as Cash
to Cert Int
Totals:
HISTORICAL BOND/COLLATERAL REALIZED LOSS RECONCILIATION

October 2014
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Month
Count
Balance Count
Balance Count
Balance
Count
Balance
Count
Balance
30 Days Delinq
60 Days Delinq
90+ Days Delinq
Prepayments
REO
Bankruptcy
Foreclosure
Count
Balance Count
Balance
(1) (1) (1)
October 2014
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
September 2014
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
August 2014
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
July 2014
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
June 2014
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
May 2014
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
April 2014
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
March 2014
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
February 2014
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
January 2014
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
December 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
November 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
October 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

October 2014
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Month
Count
Balance Count
Balance Count
Balance
Count
Balance
Count
Balance
30 Days Delinq
60 Days Delinq
90+ Days Delinq
Prepayments
REO
Bankruptcy
Foreclosure
Count
Balance Count
Balance
(1) (1) (1)
September 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
August 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
July 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

October 2014
REO STATUS REPORT
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
State
Ending
Scheduled Loan
Amount
Total Exposure
Most Recent
Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
Liquidation/
Prepayment
Date
Net Proceed on
Liquidation
Other Revenues
Collected
Appraisal
Reduction
Amount
Count:
Totals:

October 2014
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Current
Beginning
Scheduled
Balance
Most Recent
Value
Liquidation
Sales Price
Net Proceeds
Received on
Liquidation
Liquidation
Expense
Net Proceeds
Available for
Distribution
Realized Loss
to Trust
Date of
Current Period
Adjustment to
Trust
Current Period
Adjustment to
Trust
Loss to Loan
with Cumulative
Adjustment to
Trust
Loan ID
Count:
Totals:

October 2014
INTEREST SHORTFALL RECONCILIATION
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
Excess
(Shortfall)
Non-
Recoverable
(Scheduled
Interest)
Reimbursed
Interest on
Advances
Modified
Interest Rate
(Reduction)/
Excess
Current Month
Outstanding
Other
(Shortfalls)/
Refunds
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
Count:
Totals:
Total Interest Shortfall hitting the Trust:
0.00

October 2014
APPRAISAL REDUCTION REPORT
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

October 2014
LOAN LEVEL DETAIL
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Property
Type
Transfer
Date
State *
Maturity
Date
Neg Am
(Y/N)
End Schedule
Balance
Note
Rate
Sched
P&I
Prepay
Liquid/Adj
Prepay
Date
Paid Thru
Date
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
406100042 Mixed Use
GA 06/06/2017 N 11,401,833.44 6.400 73,184.19 0.00 10/06/2014 0.00 0 60,875.43 0.00
406100045 Multifamily
CA 07/06/2017 N 14,112,468.42 5.974 86,692.59 0.00 10/06/2014 0.00 0 70,337.99 0.00
406100046 Retail
DE 08/06/2022 N 19,069,445.88 6.700 125,829.21 0.00 10/06/2014 0.00 0 106,578.56 0.00
406100048 Office
GA 09/06/2022 N 15,517,529.32 5.000 85,891.46 0.00 10/06/2014 0.00 0 64,744.48 0.00
406100050 Mixed Use
CA 09/06/2022 N 4,097,345.08 6.050 25,316.29 0.00 10/06/2014 0.00 0 20,680.82 0.00
406100053 Office
NC 10/06/2022 N 24,410,703.47 6.000 149,887.63 0.00 10/06/2014 0.00 0 122,192.00 0.00
406100057 Retail
IL 10/06/2022 N 5,285,537.35 5.240 29,978.62 0.00 10/06/2014 0.00 0 23,110.17 0.00
406100058 Multifamily
NC 10/06/2022 N 19,710,548.08 5.400 113,709.99 0.00 10/06/2014 0.00 0 88,809.52 0.00
406100059 Multifamily
TN 10/06/2022 N 17,553,239.81 5.750 105,043.11 0.00 10/06/2014 0.00 0 84,209.10 0.00
406100060 Retail
AL 10/06/2022 N 13,589,344.68 4.910 74,386.86 0.00 10/06/2014 0.00 0 55,679.61 0.00
406100061 Multifamily
XX 10/06/2022 N 49,715,966.08 5.680 295,358.15 0.00 10/06/2014 0.00 0 235,605.07 0.00
406100063 Self Storage
NC 10/06/2022 N 5,343,306.00 5.060 29,727.20 0.00 10/06/2014 0.00 0 22,561.16 0.00
406100064 Lodging
PA 11/06/2022 N 5,842,127.33 4.940 40,712.03 0.00 10/06/2014 0.00 0 24,118.40 0.00
406100066 Mixed Use
NY 11/06/2022 N 78,428,071.20 4.270 399,420.28 0.00 10/06/2014 0.00 0 279,499.94 0.00
406100067 Office
IL 11/06/2022 N 25,731,109.53 4.750 138,236.54 0.00 10/06/2014 0.00 0 101,995.76 0.00
406100068 Office
CA 11/06/2022 N 70,000,000.00 3.950 230,416.67 0.00 10/06/2014 0.00 0 230,416.67 0.00
406100069 Office
CA 11/06/2022 N 129,000,000.00 3.954 425,055.00 0.00 10/06/2014 0.00 0 425,055.00 0.00
406100071 Self Storage
TX 11/06/2022 N 9,296,128.60 5.430 58,856.72 0.00 10/06/2014 0.00 0 42,140.62 0.00
550100001 Various
NY 09/06/2022 N 140,000,000.00 4.943 576,625.00 0.00 10/06/2014 0.00 0 576,625.00 0.00
550100003 Lodging
XX 11/06/2017 N 91,933,672.53 5.762 599,920.51 0.00 10/06/2014 0.00 0 442,199.85 0.00
550100009 Lodging
XX 10/06/2017 N 45,454,204.31 4.970 276,267.82 0.00 10/06/2014 0.00 0 188,619.17 0.00
550100011 Retail
PA 11/06/2022 N 29,083,805.75 4.479 151,631.49 0.00 10/06/2014 0.00 0 108,715.49 0.00
550100013 Office
WI 11/06/2022 N 24,718,896.79 4.463 128,644.75 0.00 10/06/2014 0.00 0 92,069.73 0.00
550100015 Office
VA 10/06/2022 N 22,700,000.00 4.310 81,530.83 0.00 10/06/2014 0.00 0 81,530.83 0.00
550100017 Retail
NC 10/06/2022 N 19,800,000.00 4.402 72,633.00 0.00 10/06/2014 0.00 0 72,633.00 0.00
550100020 Self Storage
XX 10/06/2022 N 18,200,000.00 4.600 69,766.67 0.00 10/06/2014 0.00 0 69,766.67 0.00
550100028 Retail
TX 10/06/2022 N 12,278,250.00 4.791 49,026.03 0.00 10/06/2014 0.00 0 49,026.03 0.00
550100031 Multifamily
PA 08/06/2022 N 9,512,246.88 5.000 57,874.41 0.00 10/06/2014 0.00 0 39,710.05 0.00
550100033 Retail
NC 11/06/2022 N 8,339,958.33 4.532 43,738.61 0.00 10/06/2014 0.00 0 31,543.30 0.00
550100034 Office
IL 10/06/2022 N 8,347,252.10 4.900 45,642.50 0.00 10/06/2014 0.00 0 34,131.62 0.00
550100035 Lodging
SC 09/06/2022 N 7,934,596.97 4.800 47,558.75 0.00 10/06/2014 0.00 0 31,801.42 0.00
550100039 Mobile Home
TX 08/06/2022 N 7,594,044.38 5.200 42,995.38 0.00 10/06/2014 0.00 0 32,951.05 0.00
550100042 Multifamily
CT 09/06/2022 N 7,540,361.66 4.480 39,428.82 0.00 10/06/2014 0.00 0 28,192.63 0.00
550100043 Lodging
NY 11/06/2022 N 7,169,198.17 5.100 50,577.43 0.00 10/06/2014 0.00 0 30,554.19 0.00
550100044 Lodging
NY 11/06/2022 N 6,980,535.18 5.100 49,246.44 0.00 10/06/2014 0.00 0 29,750.13 0.00
550100045 Lodging
WV 09/06/2022 N 6,700,494.03 4.990 40,880.53 0.00 10/06/2014 0.00 0 27,916.80 0.00
550100046 Self Storage
NV 11/06/2017 N 6,251,945.41 4.450 32,489.86 0.00 10/06/2014 0.00 0 23,218.68 0.00
550100048 Retail
TX 09/06/2022 N 5,922,950.61 4.700 35,169.21 0.00 10/06/2014 0.00 0 23,244.93 0.00
550100050 Retail
FL 10/01/2022 N 5,428,976.29 4.700 29,043.72 0.00 10/01/2014 0.00 0 21,293.84 0.00
550100053 Multifamily
MI 09/06/2022 N 5,081,059.44 4.660 27,102.41 0.00 10/06/2014 0.00 0 19,759.96 0.00
550100055 Multifamily
MI 10/06/2022 N 4,840,800.69 4.480 25,274.88 0.00 10/06/2014 0.00 0 18,099.11 0.00

October 2014
LOAN LEVEL DETAIL
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Property
Type
Transfer
Date
State *
Maturity
Date
Neg Am
(Y/N)
End Schedule
Balance
Note
Rate
Sched
P&I
Prepay
Liquid/Adj
Prepay
Date
Paid Thru
Date
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
550100056 Lodging
SC 09/06/2022 N 4,738,525.72 5.000 28,937.21 0.00 10/06/2014 0.00 0 19,782.00 0.00
550100059 Self Storage
MI 10/06/2022 N 4,653,408.40 4.700 24,894.61 0.00 10/06/2014 0.00 0 18,251.87 0.00
550100060 Retail
GA 10/06/2022 N 4,604,935.18 4.700 24,635.30 0.00 10/06/2014 0.00 0 18,061.74 0.00
550100061 Retail
NC 09/06/2022 N 4,193,177.70 5.060 23,360.17 0.00 10/06/2014 0.00 0 17,705.08 0.00
550100063 Retail
IL 09/06/2022 N 3,830,429.18 4.980 21,156.20 0.00 10/06/2014 0.00 0 15,918.02 0.00
550100064 Various
XX 11/01/2022 N 3,490,580.83 5.250 19,796.50 0.00 10/01/2014 0.00 0 15,291.00 0.00
550100065 Self Storage
FL 09/06/2022 N 3,394,663.40 5.010 18,810.15 0.00 10/06/2014 0.00 0 14,192.00 0.00
550100066 Retail
CO 10/01/2022 N 3,328,804.70 4.880 18,162.25 0.00 10/01/2014 0.00 0 13,555.87 0.00
550100067 Self Storage
GA 10/06/2022 N 3,128,936.62 5.600 20,152.40 0.00 10/06/2014 0.00 0 14,627.49 0.00
550100068 Retail
FL 08/06/2022 N 2,898,419.41 5.010 20,475.76 0.00 10/06/2014 0.00 0 12,135.72 0.00
550100069 Multifamily
OH 11/06/2022 N 2,915,907.93 4.930 15,976.55 0.00 10/06/2014 0.00 0 11,995.88 0.00
550100070 Mobile Home
OH 09/06/2022 N 2,644,504.29 5.300 15,775.17 0.00 10/06/2014 0.00 0 11,697.90 0.00
550100071 Retail
FL 07/06/2022 N 2,543,722.30 5.250 14,495.35 0.00 10/06/2014 0.00 0 11,143.45 0.00
550100072 Retail
FL 07/06/2022 N 2,471,044.70 5.250 14,081.19 0.00 10/06/2014 0.00 0 10,825.07 0.00
550100073 Mobile Home
SC 08/06/2022 N 2,286,571.10 5.750 13,713.96 0.00 10/06/2014 0.00 0 10,969.64 0.00
550100074 Multifamily
MI 11/06/2022 N 2,008,992.65 5.100 11,211.91 0.00 10/06/2014 0.00 0 8,549.53 0.00
624100059 Office
FL 07/06/2022 N 55,698,393.77 5.190 315,383.64 0.00 10/06/2014 0.00 0 241,216.33 0.00
624100060 Lodging
NY 06/06/2022 N 64,705,002.34 5.020 349,728.99 0.00 10/06/2014 0.00 0 271,011.89 0.00
624100061 Office
NY 06/06/2017 N 35,000,000.00 4.899 142,887.50 0.00 10/06/2014 0.00 0 142,887.50 0.00
695100064 Multifamily
TN 09/01/2022 N 4,651,743.60 4.980 28,354.47 0.00 10/01/2014 0.00 0 19,342.14 0.00
695100065 Office
CA 10/01/2022 N 7,568,095.04 4.840 41,112.70 0.00 10/01/2014 0.00 0 30,567.18 0.00
695100066 Self Storage
IN 10/01/2022 N 4,642,486.06 4.695 27,497.49 0.00 10/01/2014 0.00 0 18,200.10 0.00
695100067 Retail
MD 10/01/2022 N 4,853,904.02 4.930 26,627.58 0.00 10/01/2014 0.00 0 19,968.81 0.00
695100068 Office
KY 11/01/2022 N 16,023,625.53 4.776 86,330.58 0.00 10/01/2014 0.00 0 63,863.45 0.00
695100069 Office
IL 11/01/2022 N 13,798,037.91 4.879 75,182.05 0.00 10/01/2014 0.00 0 56,177.79 0.00
695100070 Office
IL 11/01/2022 N 7,579,203.99 4.879 41,297.18 0.00 10/01/2014 0.00 0 30,858.22 0.00
695100071 Mobile Home
AZ 11/01/2022 N 7,756,642.19 4.500 40,534.82 0.00 10/01/2014 0.00 0 29,130.18 0.00
695100072 Multifamily
IL 11/01/2022 N 14,863,646.14 4.840 80,644.14 0.00 10/01/2014 0.00 0 60,033.17 0.00
695100073 Retail
GA 11/01/2022 N 18,739,375.04 4.700 98,541.18 0.00 10/01/2014 0.00 0 73,493.99 0.00
695100074 Office
CT 11/01/2022 N 8,016,510.59 4.880 43,684.72 0.00 10/01/2014 0.00 0 32,645.37 0.00
695100075 Office
NJ 11/01/2022 N 8,019,859.41 4.955 44,061.17 0.00 10/01/2014 0.00 0 33,160.35 0.00
695100077 Multifamily
MI 11/01/2022 N 11,024,565.38 4.640 64,838.00 0.00 10/01/2014 0.00 0 42,713.87 0.00
695100078 Retail
CA 11/01/2022 N 5,829,208.64 4.850 31,661.51 0.00 10/01/2014 0.00 0 23,592.33 0.00
1,361,820,877.55 6,904,773.99 0.00 0.00 74
Totals:
Count:
5,545,528.71 0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90+ Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 7 = Foreclosure in Process; 9 = REO.
* If Property Type field is blank, loan has various property types. If State field is blank or 'XX', loan has properties in multiple states.

October 2014
HISTORICAL LOAN MODIFICATION REPORT
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Modified
Note Rate
Old P&I
Modified
Payment
Amount
Old Maturity
Date
Maturity
Date
Total Months
for Change of
Modification
Modification Code
Count:
Totals:

October 2014
MATERIAL BREACHES AND DOCUMENT DEFECTS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Disclosure Control #
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

October 2014
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Count
Balance ($)
%
0M to 4.9M
21 76,218,903.56 5.60%
5M to 9.9M
23 163,340,238.59 11.99%
10M to 14.9M
7 91,068,145.97 6.69%
15M to 19.9M
8 144,613,763.66 10.62%
20M to 24.9M
3 71,829,600.26 5.27%
25M to 29.9M
2 54,814,915.28 4.03%
35M to 39.9M
1 35,000,000.00 2.57%
45M to 49.9M
2 95,170,170.39 6.99%
55M to 59.9M
1 55,698,393.77 4.09%
60M to 64.9M
1 64,705,002.34 4.75%
70M to 74.9M
1 70,000,000.00 5.14%
75M to 79.9M
1 78,428,071.20 5.76%
90M to 94.9M
1 91,933,672.53 6.75%
125M to 129.9M
1 129,000,000.00 9.47%
140M to 144.9M
1 140,000,000.00 10.28%
Total
74
1,361,820,877.55
100.00%
Remaining Principal Balance
0
2
4
6
8
10
12
0M t
o 4
.9
M
5M t
o 9
.9
M
10
M
t
o
14.9M
15
M
t
o
19.9M
20
M
t
o
24.9M
25
M
t
o
29.9M
35
M
t
o
39.9M
45
M
t
o
49.9M
55
M
t
o
59.9M
60
M
t
o
64.9M
70
M
t
o
74.9M
75
M
t
o
79.9M
90
M
t
o
94.9M
12
5M
to
12
9.9M
14
0M
to
14
4.9M
Count
Balance ($)
%
3.750% - 3.990%
2 199,000,000.00 14.61%
4.250% - 4.490%
8 193,363,881.50 14.20%
4.500% - 4.740%
11 94,394,356.92 6.93%
4.750% - 4.990%
23 402,156,355.63 29.53%
5.000% - 5.240%
14 195,039,572.27 14.32%
5.250% - 5.490%
6 40,156,528.80 2.95%
5.500% - 5.740%
2 52,844,902.70 3.88%
5.750% - 5.990%
4 125,885,951.86 9.24%
6.000% - 6.240%
2 28,508,048.55 2.09%
6.250% - 6.490%
1 11,401,833.44 0.84%
6.500% - 6.740%
1 19,069,445.88 1.40%
Total
74
1,361,820,877.55
100.00%
Gross Rate
Total Weighted Average Rate: 4.88%
0
4
8
12
16
20
24
28
32
3.750% -
3.990%
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%
5.500% -
5.740%
5.750% -
5.990%
6.000% -
6.240%
6.250% -
6.490%
6.500% -
6.740%

October 2014
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Count
Balance ($)
%
NEW YORK
6 332,282,806.89 24.40%
CALIFORNIA
6 230,607,117.18 16.93%
VARIOUS
5 208,794,423.75 15.33%
NORTH CAROLINA
6 81,797,693.58 6.01%
ILLINOIS
7 79,435,216.20 5.83%
FLORIDA
6 72,435,219.87 5.32%
GEORGIA
5 53,392,609.60 3.92%
PENNSYLVANIA
3 44,438,179.96 3.26%
TEXAS
4 35,091,373.59 2.58%
MICHIGAN
5 27,608,826.56 2.03%
WISCONSIN
1 24,718,896.79 1.82%
VIRGINIA
1 22,700,000.00 1.67%
TENNESSEE
2 22,204,983.41 1.63%
DELAWARE
1 19,069,445.88 1.40%
KENTUCKY
1 16,023,625.53 1.18%
CONNECTICUT
2 15,556,872.25 1.14%
SOUTH CAROLINA
3 14,959,693.79 1.10%
ALABAMA
1 13,589,344.68 1.00%
NEW JERSEY
1 8,019,859.41 0.59%
ARIZONA
1 7,756,642.19 0.57%
WEST VIRGINIA
1 6,700,494.03 0.49%
NEVADA
1 6,251,945.41 0.46%
OHIO
2 5,560,412.22 0.41%
MARYLAND
1 4,853,904.02 0.36%
INDIANA
1 4,642,486.06 0.34%
COLORADO
1 3,328,804.70 0.24%
Total
74
1,361,820,877.55
100.00%
Geographic Distribution by State
0
4
8
12
16
20
24
28
NEW YORK
CALIFORNIA
VARIO
US
NO
RTH CAROLINA
IL
LIN
O
IS
FLORIDA
GE
O
RGIA
PENNSYLVANIA
TEXAS
M
IC
HIGAN
WISCONSIN
VIRGINIA
TENNESSEE
DELAWARE
KENTUCKY
CO
NNECTICUT
SO
UT
H
CAROLINA
ALABAMA
NEW
JE
RSEY
ARIZONA
WEST
VIR
G
INIA
NEVADA
OH
IO
M
ARY
LA
ND
INDIANA
CO
LO
RADO

October 2014
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Count
Balance ($)
%
Lodging
9 241,458,356.58 17.73%
Mixed Use
3 93,927,249.72 6.90%
Mobile Home
4 20,281,761.96 1.49%
Multifamily
13 163,531,546.76 12.01%
Office
16 472,129,217.45 34.67%
Retail
19 172,091,289.76 12.64%
Self Storage
8 54,910,874.49 4.03%
Various
2 143,490,580.83 10.54%
Total
74
1,361,820,877.55
100.00%
Property Type
17.7
Lodging
6.9
Mixed Use
1.5
Mobile Home
12.0
Multifamily
34.7
Office
12.6
Retail
4.0
Self Storage
10.5
Various
Lodging 17.7%
Mixed Use 6.9%
Mobile Home 1.5%
Multifamily 12.0%
Office 34.7%
Retail 12.6%
Self Storage 4.0%
Various 10.5%
Total: 100.0%
Count
Balance ($)
%
30 - 32
2 46,401,833.44 3.41%
33 - 35
1 14,112,468.42 1.04%
36 - 38
3 143,639,822.25 10.55%
90 - 92
1 64,705,002.34 4.75%
93 - 95
22 318,321,269.42 23.37%
96 - 98
45 774,640,481.68 56.88%
Total
74
1,361,820,877.55
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 87
0
10
20
30
40
50
60
30 - 32 33 - 35 36 - 38 90 - 92 93 - 95 96 - 98

October 2014
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Count
Balance ($)
%
-0.50 - -0.01
1 6,980,535.18 0.51%
0.000 - 0.490
1 35,000,000.00 2.57%
0.500 - 0.990
1 24,410,703.47 1.79%
1.000 - 1.490
13 243,071,503.79 17.85%
1.500 - 1.990
33 646,778,951.72 47.49%
2.000 - 2.490
18 184,930,011.02 13.58%
2.500 - 2.990
3 30,975,397.66 2.27%
3.000 - 3.490
2 161,933,672.53 11.89%
3.500 - 3.990
2 27,740,102.18 2.04%
Total
74
1,361,820,877.55
100.00%
DSCR
Total Weighted Average DSCR: 1.89
* Used the Most Recent DSCR (NOI) provided
0
10
20
30
40
50
0.000
- 0.490
-0
.5
0
- -0.01
0.500
- 0.990
1.000
- 1.490
1.500
- 1.990
2.000
- 2.490
2.500
- 2.990
3.000
- 3.490
3.500
- 3.990
61.05%
Amortizing Balloon
20.96%
IO / Amortizing / Balloon
17.99%
IO / Balloon
Amortizing Balloon 61.05%
IO / Amortizing / Balloon 20.96%
IO / Balloon 17.99%
Total: 100.00%
Count
Balance ($)
%
Amortizing Balloon
64 831,398,250.17 61.05%
IO / Amortizing / Balloon
7 285,422,627.38 20.96%
IO / Balloon
3 245,000,000.00 17.99%
Total
74
1,361,820,877.55
100.00%
Amortization Type

Document Outline

  Table of Contents
    Statement to Certificateholders
    Historical Delinquency & Liquidation Summary
    REO Status Report
    Historical Liquidation Loss Loan Detail
    Interest Shortfall Reconciliation
    Appraisal Reduction Report
    Loan Level Detail
    Historical Loan Modification Report
    Material Breaches and Document Defects
    Mortgage Loan Characteristics